Other operating expenses	12 Months Ended
Dec. 31, 2024
Other operating expenses [Abstract]
Disclosure of other operating expense [text block]
2.2. OTHER OPERATING EXPENSES
Set out below is a breakdown of other operating expenses:

(Million euro)	2024	2023	Var. 24/23	2022	Var. 23/22
Subcontracted work	3,550	3,337	213	2,975	362
Leases	257	251	6	257	(6)
Repairs and maintenance	75	82	(7)	89	(7)
Independent professional services	454	485	(31)	449	36
Changes in provisions for liabilities (Note 6.3)	(36)	53	(89)	(68)	121
Other operating expenses	631	670	(39)	480	190
Total other operating expenses	4,931	4,878	53	4,182	696